MML SERIES INVESTMENT FUND
MML Equity Index Fund
(the “Fund”)
Supplement dated February 24, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MML Series Investment Fund is expected to approve changes to the Fund at its meeting on March 18-19, 2025. If the Board of Trustees approves the changes, the changes described below will take effect on April 25, 2025.
BlackRock Investment Management, LLC (“BlackRock”) will replace Northern Trust Investments, Inc. (“NTI”) as subadviser of the Fund.
The following information will replace the information for the Fund found in the section titled Investment Objective (on page 13 of the Prospectus):
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index.
The following information will replace the information for the Fund found under the heading Subadviser(s) in the section titled Management (on page 15 of the Prospectus):
Subadviser(s): BlackRock Investment Management, LLC (“BlackRock”)
The following information will replace the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (on page 15 of the Prospectus):
Portfolio Manager(s):
Jennifer Hsui, CFA is a Managing Director at BlackRock. She has managed the Fund since April 2025.
Paul Whitehead is a Managing Director at BlackRock. He has managed the Fund since April 2025.
The reference to NTI will be changed to BlackRock in Passive Management Risk found in the section titled Additional Information Regarding Principal Risks on page 117 of the Prospectus.
The following information will replace the information for NTI found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 130 of the Prospectus:
BlackRock Investment Management, LLC (“BlackRock”), located at 1 University Square, Princeton, New Jersey 08540, manages the investments of the MML Equity Index Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, which is an indirect, wholly-owned subsidiary of BlackRock, Inc. BlackRock and its affiliates had approximately $11.6 trillion in investment company and other portfolio assets under management as of December 31, 2024.
BlackRock replaced Northern Trust Investments, Inc. as subadviser of the MML Equity Index Fund on April 25, 2025.

Jennifer Hsui, CFA
is jointly and primarily responsible for the day-to-day management of the MML Equity Index Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Ms. Hsui is a Managing Director of BlackRock, Inc. and Global Head of Index Equity Investments within BlackRock Global Markets & Index Investments. Ms. Hsui’s service with the firm dates back to 2006, including her years with Barclays Global Investors (“BGI”), which merged with BlackRock in 2009. Prior to her current role, Ms. Hsui was CIO and co-Head of Index Equity, with responsibility for setting direction, establishing policy, and guiding investment decisions across Index Equity products. Prior to joining BGI, she worked as an equity research analyst covering the medical devices industry at RBC Capital Markets.
Paul Whitehead
is jointly and primarily responsible for the day-to-day management of the MML Equity Index Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Whitehead is a Managing Director of BlackRock, Inc., Co-Head of Index Equity, and Co-Head of BlackRock’s ETF and Index Investments business. Mr. Whitehead also oversees the management of BlackRock’s Institutional and iShares® funds. Mr. Whitehead was previously the Global Head of Equity Trading and the Global Head of Transition Management within BlackRock’s Global Trading Group. Mr. Whitehead’s service with the firm dates back to 1996, including his years with Barclays Global Investors, which merged with BlackRock in 2009. Prior to his current role, Mr. Whitehead was Head of Americas Equity Trading. Previously, he managed the trading team responsible for all Institutional Index funds, Exchange Traded funds, and Transition Management mandates. Mr. Whitehead represents BlackRock on the board of Luminex, a buy-side owned Alternative Trading System launched in 2015.
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L7352-24-05
EI-24-02

MML SERIES INVESTMENT FUND
MML Fundamental Equity Fund
(the “Fund”)
Supplement dated February 24, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MML Series Investment Fund is expected to approve changes to the Fund at its meeting on March 18-19, 2025. If the Board of Trustees approves the changes, the changes described below will take effect on April 25, 2025.
The following information will replace the information for the Fund found in the section titled Investment Objective (on page 26 of the Prospectus):
This Fund seeks capital appreciation.
The following information will replace the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on page 26 of the Prospectus):
The Fund mainly invests in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), currently focuses on larger capitalization issuers. Invesco Advisers considers “larger capitalization” issuers to be those that have a market capitalization, at the time of purchase, within the range of market capitalizations of the issuers included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (as of February 29, 2024, $356.60 million to $3.07 trillion), although it may purchase stocks of companies with any market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
Invesco Advisers uses fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends, and general economic conditions may also be considered.
Invesco Advisers aims to maintain a broadly diversified portfolio across major economic sectors. In constructing the portfolio, Invesco Advisers seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, Invesco Advisers seeks to add value by selecting individual securities that it believes have superior company-specific fundamental attributes or relative valuations that it expects to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
Invesco Advisers considers stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers. Invesco Advisers uses the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.

The following information will supplement the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 27 of the Prospectus):
Issuer Focus Risk Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund’s exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund’s shares.
Foreign Investment Risk; Emerging Markets Risk; Currency Risk will be removed from the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 27 of the Prospectus).
The following information will supplement the information found in the section titled Additional Information Regarding Principal Risks beginning on page 102 of the Prospectus:
•
Issuer Focus Risk

Although each of the MML Fundamental Equity Fund and MML Global Fund is classified as a diversified fund, each Fund may focus its investments in a relatively small number of issuers. The greater the MML Fundamental Equity Fund’s and MML Global Fund’s exposure to any single investment or issuer, the greater the losses each Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the MML Fundamental Equity Fund’s and MML Global Fund’s shares.
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L7352-24-06
FG-24-01

MML SERIES INVESTMENT FUND
MML Global Fund
(the “Fund”)
Supplement dated February 24, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MML Series Investment Fund is expected to approve changes to the Fund at its meeting on March 18-19, 2025. If the Board of Trustees approves the changes, the changes described below will take effect on April 25, 2025.
Invesco Advisers, Inc. (“Invesco Advisers”) will replace Massachusetts Financial Services Company (“MFS”) as subadviser of the Fund.
The following information will replace the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on page 36 of the Prospectus):
The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities, including American Depositary Receipts (“ADRs”), and can invest in any country, including emerging market countries (i.e., those that are generally in the early stages of their industrial cycle). However, the Fund currently emphasizes its investments in developed markets such as the United States and Western European countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund does not limit its investments to companies in a particular market capitalization range, but currently focuses on common stocks of mid- and large-cap companies. In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (“ADS”) as part of ADR issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. The Fund may (but is not obligated to) purchase exchange-traded options for hedging purposes or to take long or short positions on equity securities or indexes of equity securities. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), primarily looks for quality companies, regardless of domicile, that have sustainable growth. Invesco Advisers’ investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. Invesco Advisers seeks to identify secular changes in the world and looks for pockets of durable change that it believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. Invesco Advisers does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, Invesco Advisers employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics Invesco Advisers seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that Invesco Advisers believes will enable the company to fund its own growth. These criteria may vary. Invesco Advisers also considers how industry dynamics, market trends, and general economic conditions may affect a company’s earnings outlook.
Invesco Advisers has a long-term investment horizon of typically three to five years. Invesco Advisers also has a contrarian buy discipline; Invesco Advisers buys high quality companies that fit its investment criteria when it believes valuations underestimate long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. Invesco Advisers monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.
The following information will supplement the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 37 of the Prospectus):
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Hedging Risk The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values, and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.
Issuer Focus Risk Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund’s exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund’s shares.
Convertible Securities Risk and Value Company Risk will be removed from the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (found on page 38 of the Prospectus):
The following information will replace the information for the Fund found under the heading Subadviser(s) in the section titled Management (on page 39 of the Prospectus):
Subadviser(s): Invesco Advisers, Inc. (“Invesco Advisers”)
The following information will replace the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (on page 39 of the Prospectus):
Portfolio Manager(s):
John Delano, CFA is a Senior Portfolio Manager at Invesco Advisers. He has managed the Fund since April 2025.
The following information will supplement the information found in the section titled Additional Information Regarding Principal Risks beginning on page 102 of the Prospectus:
•
Issuer Focus Risk

Although each of the MML Fundamental Equity Fund and MML Global Fund is classified as a diversified fund, each Fund may focus its investments in a relatively small number of issuers. The greater the MML Fundamental Equity Fund’s and MML Global Fund’s exposure to any single investment or issuer, the greater the losses each Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the MML Fundamental Equity Fund’s and MML Global Fund’s shares.
The following information will replace similar information for Invesco Advisers found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 128 of the Prospectus:
Invesco Advisers, Inc. (“Invesco Advisers”), located at 1331 Spring Street NW, Suite 2500, Atlanta, Georgia 30309, manages the investments of the MML Fundamental Equity Fund and MML Global Fund. Invesco Advisers, as successor in interest to multiple investment advisers, is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2024, Invesco Advisers had approximately $752.5 billion in assets under management.
Invesco Advisers replaced MFS as subadviser of the MML Global Fund on April 25, 2025.
The following information will supplement the information for Invesco Advisers found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 128 of the Prospectus:
John Delano, CFA
is the portfolio manager of the MML Global Fund. Mr. Delano is a Senior Portfolio Manager at Invesco Advisers. He has been associated with Invesco Advisers and/or its affiliates since 2019. Prior to 2019, he was a senior portfolio manager of OppenheimerFunds, Inc. (“OFI”) since March 2017. Previously, he was a senior research analyst of OFI from May 2007 to March 2017. Prior to joining the firm, Mr. Delano worked at Putnam Investments as an analyst covering large-cap growth focusing on hardware, software, and telecommunications.
The information for MFS referencing the Fund found on page 129 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds will be removed.
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L7352-24-07
G-24-01

MML SERIES INVESTMENT FUND
MML Mid Cap Growth Fund
(the “Fund”)
Supplement dated February 24, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MML Series Investment Fund is expected to approve changes to the Fund at its meeting on March 18-19, 2025. If the Board of Trustees approves the changes, the changes described below will take effect on April 25, 2025.
Wellington Management Company LLP (“Wellington Management”) will be removed as a subadviser of the Fund.
The following information will replace the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (beginning on page 61 of the Prospectus):
The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), and sub-subadviser, T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”), believe offer the potential for above-average earnings growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. T. Rowe Price and T. Rowe Price Investment Management currently define “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the S&P MidCap 400® Index or the Russell Midcap® Growth Index (as of February 29, 2024, between $597.51 million and $86.96 billion). The Fund may invest up to 20% of its net assets in stocks whose market capitalizations at the time of investment are outside of that capitalization range. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
In selecting securities for the Fund, T. Rowe Price and T. Rowe Price Investment Management generally use a “growth” approach, seeking to identify companies that they believe have proven products or services, a record of above-average earnings growth, demonstrated potential to sustain earnings growth, stock prices that appear to undervalue their growth prospects, or a connection to industries experiencing increasing demand. In pursuing the Fund’s investment objective, T. Rowe Price and T. Rowe Price Investment Management have the discretion to purchase some securities that do not meet those investment criteria when they believe there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price or T. Rowe Price Investment Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development). T. Rowe Price or T. Rowe Price Investment Management may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.
The reference to Wellington Management will be removed for the Fund under the heading Subadviser(s) in the section titled Management (beginning on page 64 of the Prospectus):
The information for Timothy N. Manning found under the heading Portfolio Manager(s) in the section titled Management (on page 65 of the Prospectus), as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 131 of the Prospectus, will be removed.

The following information will replace similar information for T. Rowe Price Associates, Inc. (“T. Rowe Price”) found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 131 of the Prospectus:
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the MML Blue Chip Growth Fund, MML Equity Income Fund, and MML Mid Cap Growth Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. In addition, T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”) serves as sub-subadviser for the MML Mid Cap Growth Fund. The sub-subadviser, subject to the supervision of T. Rowe Price, is authorized to trade securities and make discretionary investment decisions on behalf of the Fund (which includes selecting foreign investments in developed and emerging market countries). T. Rowe Price Investment Management is a wholly-owned subsidiary of T. Rowe Price and its address is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2024, T. Rowe Price and its affiliates had approximately $1.61 trillion in assets under management.
Wellington Management was removed as a subadviser of the MML Mid Cap Growth Fund on April 25, 2025.
The following information will replace the information for Brian W.H. Berghuis, Donald J. Easley, and Ashley R. Woodruff found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 131 of the Prospectus:
Brian W.H. Berghuis, CFA
is a portfolio manager of the MML Mid Cap Growth Fund. Mr. Berghuis is a Vice President and Portfolio Manager for T. Rowe Price Investment Management. He joined T. Rowe Price in 1985 and his investment experience dates from 1983. Mr. Berghuis has served as a portfolio manager for T. Rowe Price or T. Rowe Price Investment Management throughout the past five years.
Donald J. Easley
is a portfolio manager of the MML Mid Cap Growth Fund. Mr. Easley is a Vice President and Portfolio Manager for T. Rowe Price Investment Management. He joined T. Rowe Price in 2000 and his investment experience dates from 1999. During the past five years, Mr. Easley has served as a portfolio manager and an associate portfolio manager for T. Rowe Price or T. Rowe Price Investment Management.
Ashley R. Woodruff
is a portfolio manager of the MML Mid Cap Growth Fund. Ms. Woodruff is a Vice President and Portfolio Manager for T. Rowe Price Investment Management. She worked for T. Rowe Price from 2007 through 2013 and rejoined T. Rowe Price in 2018, and her investment experience dates from 2001. During the past five years, Ms. Woodruff has served as an equity research analyst and an associate portfolio manager for T. Rowe Price or T. Rowe Price Investment Management.
The information for Wellington Management referencing the Fund found on page 131 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds will be removed.
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L7352-24-08
MMLMCG-24-02